Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001622194
Registrant Name	Easterly Government Properties, Inc.
Registration File Number	333-277434
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES